UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Aveue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2013

MASSACHUSETTS INVESTORS TRUST

MIT-SEM

MASSACHUSETTS INVESTORS TRUST

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	2.9%
Danaher Corp.	2.7%
Johnson & Johnson	2.5%
Pfizer, Inc.	2.4%
Apple, Inc.	2.3%
Google, Inc., “A”	2.3%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co.	2.2%
Visa, Inc., “A”	2.0%
Wells Fargo & Co.	2.0%

Equity sectors
Financial Services	17.5%
Health Care	13.3%
Technology	12.9%
Consumer Staples	10.0%
Energy	9.8%
Industrial Goods & Services	9.4%
Retailing	5.8%
Leisure	5.4%
Utilities & Communications	3.9%
Basic Materials	2.9%
Special Products & Services	2.8%
Autos & Housing	2.3%
Transportation	2.1%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

January 1, 2013 through June 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
A	Actual	0.71%	$1,000.00	$1,123.19	$3.74
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
B	Actual	1.48%	$1,000.00	$1,118.88	$7.78
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
C	Actual	1.48%	$1,000.00	$1,118.98	$7.78
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
I	Actual	0.47%	$1,000.00	$1,124.45	$2.48
	Hypothetical (h)	0.47%	$1,000.00	$1,022.46	$2.36
R1	Actual	1.48%	$1,000.00	$1,118.59	$7.77
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
R2	Actual	0.98%	$1,000.00	$1,121.92	$5.16
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R3	Actual	0.73%	$1,000.00	$1,123.04	$3.84
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
R4	Actual	0.48%	$1,000.00	$1,124.24	$2.53
	Hypothetical (h)	0.48%	$1,000.00	$1,022.41	$2.41
R5	Actual	0.40%	$1,000.00	$1,125.56	$2.11
	Hypothetical (h)	0.40%	$1,000.00	$1,022.81	$2.01
529A	Actual	0.73%	$1,000.00	$1,122.80	$3.84
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
529B	Actual	1.52%	$1,000.00	$1,118.78	$7.99
	Hypothetical (h)	1.52%	$1,000.00	$1,017.26	$7.60
529C	Actual	1.53%	$1,000.00	$1,119.08	$8.04
	Hypothetical (h)	1.53%	$1,000.00	$1,017.21	$7.65

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)
Aerospace - 5.3%
Honeywell International, Inc.	1,328,670	$105,416,678
Precision Castparts Corp.	449,418	101,572,962
United Technologies Corp.	1,074,300	99,845,442

		$306,835,082
Alcoholic Beverages - 2.0%
Diageo PLC	1,841,721	$52,826,519
Heineken N.V.	479,649	30,492,459
Pernod Ricard S.A.	273,761	30,356,677

		$113,675,655
Apparel Manufacturers - 3.0%
LVMH Moet Hennessy Louis Vuitton S.A.	335,981	$54,105,155
NIKE, Inc., “B”	878,280	55,928,870
VF Corp.	343,699	66,354,529

		$176,388,554
Automotive - 1.0%
Bayerische Motoren Werke AG	271,081	$23,682,984
Delphi Automotive PLC	669,330	33,928,338

		$57,611,322
Biotechnology - 1.1%
Celgene Corp. (a)	251,531	$29,406,489
Gilead Sciences, Inc. (a)	672,280	34,427,459

		$63,833,948
Broadcasting - 2.9%
News Corp., “A”	1,640,460	$53,478,996
Walt Disney Co.	1,794,340	113,312,571

		$166,791,567
Brokerage & Asset Managers - 2.1%
BlackRock, Inc.	390,068	$100,188,966
Franklin Resources, Inc.	159,551	21,702,127

		$121,891,093
Business Services - 2.8%
Accenture PLC, “A”	943,450	$67,890,662
Cognizant Technology Solutions Corp., “A” (a)	779,620	48,812,008

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Fidelity National Information Services, Inc.	1,009,260	$43,236,698

		$159,939,368
Cable TV - 1.2%
Comcast Corp., “A”	1,615,550	$67,659,234

Chemicals - 0.6%
Celanese Corp.	711,570	$31,878,336

Computer Software - 2.2%
Autodesk, Inc. (a)	663,250	$22,510,705
Citrix Systems, Inc. (a)	484,560	29,233,505
Oracle Corp.	2,527,210	77,635,891

		$129,380,101
Computer Software - Systems - 5.7%
Apple, Inc.	332,315	$131,623,325
EMC Corp.	4,750,230	112,200,432
Hewlett-Packard Co.	3,494,270	86,657,896

		$330,481,653
Construction - 1.3%
Sherwin-Williams Co.	148,428	$26,212,385
Stanley Black & Decker, Inc.	639,850	49,460,405

		$75,672,790
Consumer Products - 3.8%
Colgate-Palmolive Co.	801,335	$45,908,482
Procter & Gamble Co.	1,620,426	124,756,598
Reckitt Benckiser Group PLC	688,019	48,773,605

		$219,438,685
Electrical Equipment - 3.3%
Danaher Corp.	2,433,650	$154,050,045
W.W. Grainger, Inc.	155,086	39,109,587

		$193,159,632
Electronics - 2.6%
Altera Corp.	1,949,580	$64,316,644
Microchip Technology, Inc.	2,385,110	88,845,347

		$153,161,991

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 2.3%
EOG Resources, Inc.	513,920	$67,672,986
Occidental Petroleum Corp.	724,930	64,685,504

		$132,358,490
Energy - Integrated - 3.9%
Chevron Corp.	786,426	$93,065,653
Exxon Mobil Corp.	1,443,280	130,400,348

		$223,466,001
Engineering - Construction - 0.8%
Fluor Corp.	806,680	$47,844,191

Food & Beverages - 3.0%
General Mills, Inc.	556,520	$27,007,916
Groupe Danone	1,124,653	84,408,702
Mondelez International, Inc.	2,243,880	64,017,896

		$175,434,514
General Merchandise - 2.3%
Kohl’s Corp.	964,590	$48,721,441
Target Corp.	1,246,210	85,814,021

		$134,535,462
Insurance - 1.8%
ACE Ltd.	1,167,310	$104,450,899

Internet - 2.4%
Facebook, Inc., “A” (a)	344,480	$8,563,773
Google, Inc., “A” (a)	148,475	130,712,936

		$139,276,709
Major Banks - 8.5%
Bank of America Corp.	4,385,870	$56,402,288
Goldman Sachs Group, Inc.	622,059	94,086,424
JPMorgan Chase & Co.	3,181,360	167,943,994
Morgan Stanley	1,157,410	28,275,526
State Street Corp.	506,070	33,000,825
Wells Fargo & Co.	2,786,766	115,009,833

		$494,718,890
Medical Equipment - 5.8%
Baxter International, Inc.	504,840	$34,970,267
Covidien PLC	1,476,400	92,776,976
St. Jude Medical, Inc.	1,879,890	85,779,381
Stryker Corp.	566,070	36,613,408

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Thermo Fisher Scientific, Inc.	1,044,290	$88,378,263

		$338,518,295
Oil Services - 3.6%
Cameron International Corp. (a)	759,930	$46,477,319
Dresser-Rand Group, Inc. (a)	1,144,100	68,623,118
National Oilwell Varco, Inc.	779,740	53,724,086
Schlumberger Ltd.	521,710	37,385,739

		$206,210,262
Other Banks & Diversified Financials - 5.1%
American Express Co.	1,394,650	$104,264,034
MasterCard, Inc., “A”	133,440	76,661,280
Visa, Inc., “A”	632,146	115,524,681

		$296,449,995
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	623,980	$27,885,666
Johnson & Johnson	1,651,948	141,836,255
Pfizer, Inc.	5,045,300	141,318,853
Valeant Pharmaceuticals International, Inc. (a)	656,010	56,469,341

		$367,510,115
Railroad & Shipping - 1.1%
Canadian National Railway Co.	632,820	$61,554,401

Restaurants - 1.3%
McDonald’s Corp.	770,547	$76,284,153

Specialty Chemicals - 2.3%
FMC Corp.	426,950	$26,069,567
Linde AG	293,087	54,574,051
Praxair, Inc.	468,851	53,992,881

		$134,636,499
Specialty Stores - 0.5%
Tiffany & Co.	405,800	$29,558,472

Telecommunications - Wireless - 1.3%
American Tower Corp., REIT	1,064,710	$77,904,831

Tobacco - 1.2%
Philip Morris International, Inc.	798,160	$69,136,619

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 1.0%
United Parcel Service, Inc., “B”	636,920	$55,080,842

Utilities - Electric Power - 2.6%
American Electric Power Co., Inc.	1,198,390	$53,663,904
CMS Energy Corp.	2,205,610	59,926,424
Wisconsin Energy Corp.	870,970	35,701,060

		$149,291,388
Total Common Stocks (Identified Cost, $4,436,893,375)		$5,682,020,039

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	97,516,343	$97,516,343
Total Investments (Identified Cost, $4,534,409,718)		$5,779,536,382

Other Assets, Less Liabilities - 0.2%		9,284,601
Net Assets - 100.0%		$5,788,820,983

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 6/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $4,436,893,375)	$5,682,020,039
Underlying affiliated funds, at cost and value	97,516,343
Total investments, at value (identified cost, $4,534,409,718)	$5,779,536,382
Cash	23,897
Receivables for
Fund shares sold	13,974,706
Interest and dividends	4,731,128
Other assets	387,365
Total assets	$5,798,653,478
Liabilities
Payable for fund shares reacquired	$6,803,014
Payable to affiliates
Investment adviser	215,569
Shareholder servicing costs	2,573,792
Program manager fees	39
Payable for independent Trustees’ compensation	153,122
Accrued expenses and other liabilities	86,959
Total liabilities	$9,832,495
Net assets	$5,788,820,983
Net assets consist of
Paid-in capital	$4,503,675,672
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,245,369,169
Accumulated net realized gain (loss) on investments and foreign currency	23,882,948
Undistributed net investment income	15,893,194
Net assets	$5,788,820,983
Shares of beneficial interest outstanding	242,953,482

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,787,467,697	115,742,062	$24.08
Class B	91,838,425	3,902,728	23.53
Class C	237,706,360	10,232,298	23.23
Class I	2,033,220,347	86,206,530	23.59
Class R1	8,352,934	361,376	23.11
Class R2	178,245,272	7,667,689	23.25
Class R3	324,335,072	13,559,182	23.92
Class R4	120,322,899	4,965,226	24.23
Class R5	317,757	13,466	23.60
Class 529A	4,045,809	170,891	23.67
Class 529B	308,316	13,584	22.70
Class 529C	2,660,095	118,450	22.46

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $25.55 [100 / 94.25 x $24.08] and $25.11 [100 / 94.25 x $23.67], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 6/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$45,712,788
Interest	309,784
Dividends from underlying affiliated funds	43,878
Foreign taxes withheld	(778,569)
Total investment income	$45,287,881
Expenses
Management fee	$7,923,319
Distribution and service fees	5,877,905
Program manager fees	3,353
Shareholder servicing costs	2,849,658
Administrative services fee	251,900
Independent Trustees’ compensation	36,982
Custodian fee	94,147
Shareholder communications	105,787
Audit and tax fees	26,302
Legal fees	21,852
Miscellaneous	214,236
Total expenses	$17,405,441
Fees paid indirectly	(50)
Reduction of expenses by investment adviser and/or distributor	(286,569)
Net expenses	$17,118,822
Net investment income	$28,169,059
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$26,638,050
Foreign currency	(107,006)
Net realized gain (loss) on investments and foreign currency	$26,531,044
Change in unrealized appreciation (depreciation)
Investments	$448,034,137
Translation of assets and liabilities in foreign currencies	1,982
Net unrealized gain (loss) on investments and foreign currency translation	$448,036,119
Net realized and unrealized gain (loss) on investments and foreign currency	$474,567,163
Change in net assets from operations	$502,736,222

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 6/30/13 (unaudited)	Year ended 12/31/12
From operations
Net investment income	$28,169,059	$41,514,339
Net realized gain (loss) on investments and foreign currency	26,531,044	189,699,528
Net unrealized gain (loss) on investments and foreign currency translation	448,036,119	383,196,789
Change in net assets from operations	$502,736,222	$614,410,656
Distributions declared to shareholders
From net investment income	$(12,464,530)	$(44,453,324)
From net realized gain on investments	—	(88,000,665)
Total distributions declared to shareholders	$(12,464,530)	$(132,453,989)
Change in net assets from fund share transactions	$1,495,488,333	$146,023,188
Total change in net assets	$1,985,760,025	$627,979,855
Net assets
At beginning of period	3,803,060,958	3,175,081,103
At end of period (including undistributed net investment income of $15,893,194 and $188,665, respectively)	$5,788,820,983	$3,803,060,958

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 6/30/13		Years ended 12/31
Class A			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$21.48		$18.68	$19.22	$17.37	$13.80	$21.12
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.18	$0.15	$0.18	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	2.52		3.32	(0.53)	1.83	3.62	(7.09)
Total from investment operations	$2.65		$3.57	$(0.35)	$1.98	$3.80	$(6.87)
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.27)	$(0.19)	$(0.13)	$(0.23)	$(0.23)
From net realized gain on investments	—		(0.50)	—	—	—	(0.22)
Total distributions declared to shareholders	$(0.05)		$(0.77)	$(0.19)	$(0.13)	$(0.23)	$(0.45)
Net asset value, end of period (x)	$24.08		$21.48	$18.68	$19.22	$17.37	$13.80
Total return (%) (r)(s)(t)(x)	12.32	(n)	19.15	(1.83)	11.43	27.73	(32.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.77	0.78	0.90	0.93	0.89
Expenses after expense reductions (f)	0.71	(a)	0.77	0.78	0.90	0.93	0.89
Net investment income	1.14	(a)	1.22	0.95	0.88	1.19	1.22
Portfolio turnover	10	(n)	30	21	22	32	21
Net assets at end of period (000 omitted)	$2,787,468		$2,530,738	$2,326,235	$2,607,530	$2,483,128	$2,070,342

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/13		Years ended 12/31
Class B			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$21.03		$18.30	$18.81	$17.01	$13.51	$20.58
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09	$0.04	$0.04	$0.08	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.46		3.24	(0.51)	1.77	3.53	(6.87)
Total from investment operations	$2.50		$3.33	$(0.47)	$1.81	$3.61	$(6.77)
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.04)	$(0.01)	$(0.11)	$(0.08)
From net realized gain on investments	—		(0.50)	—	—	—	(0.22)
Total distributions declared to shareholders	$—		$(0.60)	$(0.04)	$(0.01)	$(0.11)	$(0.30)
Net asset value, end of period (x)	$23.53		$21.03	$18.30	$18.81	$17.01	$13.51
Total return (%) (r)(s)(t)(x)	11.89	(n)	18.24	(2.52)	10.66	26.94	(33.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.52	1.53	1.55	1.59	1.54
Expenses after expense reductions (f)	1.48	(a)	1.52	1.53	1.55	1.59	1.54
Net investment income	0.36	(a)	0.46	0.19	0.22	0.56	0.56
Portfolio turnover	10	(n)	30	21	22	32	21
Net assets at end of period (000 omitted)	$91,838		$90,502	$96,836	$130,907	$160,910	$191,626

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/13		Years ended 12/31
Class C			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$20.76		$18.08	$18.60	$16.83	$13.39	$20.45
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09	$0.04	$0.04	$0.08	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.43		3.21	(0.51)	1.75	3.50	(6.83)
Total from investment operations	$2.47		$3.30	$(0.47)	$1.79	$3.58	$(6.73)
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.05)	$(0.02)	$(0.14)	$(0.11)
From net realized gain on investments	—		(0.50)	—	—	—	(0.22)
Total distributions declared to shareholders	$—		$(0.62)	$(0.05)	$(0.02)	$(0.14)	$(0.33)
Net asset value, end of period (x)	$23.23		$20.76	$18.08	$18.60	$16.83	$13.39
Total return (%) (r)(s)(t)(x)	11.90	(n)	18.26	(2.53)	10.65	26.92	(33.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.52	1.53	1.55	1.58	1.54
Expenses after expense reductions (f)	1.48	(a)	1.52	1.53	1.55	1.58	1.54
Net investment income	0.37	(a)	0.47	0.20	0.23	0.54	0.57
Portfolio turnover	10	(n)	30	21	22	32	21
Net assets at end of period (000 omitted)	$237,706		$208,695	$189,970	$206,646	$190,829	$153,757

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/13		Years ended 12/31
Class I			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$21.04		$18.31	$18.84	$17.03	$13.53	$20.74
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.30	$0.23	$0.21	$0.23	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	2.44		3.25	(0.52)	1.80	3.55	(6.97)
Total from investment operations	$2.62		$3.55	$(0.29)	$2.01	$3.78	$(6.69)
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.32)	$(0.24)	$(0.20)	$(0.28)	$(0.30)
From net realized gain on investments	—		(0.50)	—	—	—	(0.22)
Total distributions declared to shareholders	$(0.07)		$(0.82)	$(0.24)	$(0.20)	$(0.28)	$(0.52)
Net asset value, end of period (x)	$23.59		$21.04	$18.31	$18.84	$17.03	$13.53
Total return (%) (r)(s)(x)	12.44	(n)	19.47	(1.55)	11.80	28.17	(32.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	(a)	0.52	0.53	0.55	0.59	0.54
Expenses after expense reductions (f)	0.47	(a)	0.52	0.53	0.55	0.59	0.54
Net investment income	1.53	(a)	1.47	1.21	1.24	1.59	1.57
Portfolio turnover	10	(n)	30	21	22	32	21
Net assets at end of period (000 omitted)	$2,033,220		$402,328	$99,977	$81,328	$60,730	$80,364

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/13		Years ended 12/31
Class R1			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$20.66		$17.94	$18.46	$16.71	$13.29	$20.30
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.11	$0.04	$0.04	$0.08	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.41		3.16	(0.50)	1.74	3.48	(6.78)
Total from investment operations	$2.45		$3.27	$(0.46)	$1.78	$3.56	$(6.68)
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.06)	$(0.03)	$(0.14)	$(0.11)
From net realized gain on investments	—		(0.50)	—	—	—	(0.22)
Total distributions declared to shareholders	$—		$(0.55)	$(0.06)	$(0.03)	$(0.14)	$(0.33)
Net asset value, end of period (x)	$23.11		$20.66	$17.94	$18.46	$16.71	$13.29
Total return (%) (r)(s)(x)	11.86	(n)	18.25	(2.52)	10.63	26.97	(33.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.52	1.53	1.55	1.57	1.56
Expenses after expense reductions (f)	1.48	(a)	1.52	1.53	1.55	1.57	1.56
Net investment income	0.37	(a)	0.53	0.20	0.23	0.55	0.55
Portfolio turnover	10	(n)	30	21	22	32	21
Net assets at end of period (000 omitted)	$8,353		$7,902	$18,699	$19,375	$17,965	$6,007

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/13		Years ended 12/31
Class R2			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$20.75		$18.07	$18.61	$16.83	$13.39	$20.53
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.13	$0.13	$0.15	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	2.43		3.20	(0.51)	1.76	3.51	(6.88)
Total from investment operations	$2.53		$3.40	$(0.38)	$1.89	$3.66	$(6.69)
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.22)	$(0.16)	$(0.11)	$(0.22)	$(0.23)
From net realized gain on investments	—		(0.50)	—	—	—	(0.22)
Total distributions declared to shareholders	$(0.03)		$(0.72)	$(0.16)	$(0.11)	$(0.22)	$(0.45)
Net asset value, end of period (x)	$23.25		$20.75	$18.07	$18.61	$16.83	$13.39
Total return (%) (r)(s)(x)	12.19	(n)	18.86	(2.09)	11.28	27.55	(32.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.02	1.03	1.05	1.08	1.05
Expenses after expense reductions (f)	0.98	(a)	1.02	1.03	1.05	1.08	1.05
Net investment income	0.87	(a)	0.98	0.70	0.74	1.02	1.09
Portfolio turnover	10	(n)	30	21	22	32	21
Net assets at end of period (000 omitted)	$178,245		$148,990	$124,443	$98,894	$63,563	$33,399

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/13		Years ended 12/31
Class R3			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$21.34		$18.56	$19.10	$17.28	$13.74	$21.02
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.18	$0.19	$0.18	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	2.50		3.30	(0.52)	1.80	3.62	(7.05)
Total from investment operations	$2.63		$3.55	$(0.34)	$1.99	$3.80	$(6.81)
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.27)	$(0.20)	$(0.17)	$(0.26)	$(0.25)
From net realized gain on investments	—		(0.50)	—	—	—	(0.22)
Total distributions declared to shareholders	$(0.05)		$(0.77)	$(0.20)	$(0.17)	$(0.26)	$(0.47)
Net asset value, end of period (x)	$23.92		$21.34	$18.56	$19.10	$17.28	$13.74
Total return (%) (r)(s)(x)	12.30	(n)	19.18	(1.81)	11.51	27.86	(32.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.77	0.78	0.79	0.82	0.79
Expenses after expense reductions (f)	0.73	(a)	0.77	0.78	0.79	0.82	0.79
Net investment income	1.11	(a)	1.22	0.96	1.05	1.23	1.32
Portfolio turnover	10	(n)	30	21	22	32	21
Net assets at end of period (000 omitted)	$324,335		$300,611	$229,581	$156,221	$36,118	$13,888

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/13		Years ended 12/31
Class R4			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$21.61		$18.79	$19.33	$17.47	$13.87	$21.25
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.31	$0.23	$0.24	$0.22	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	2.53		3.33	(0.53)	1.82	3.66	(7.14)
Total from investment operations	$2.69		$3.64	$(0.30)	$2.06	$3.88	$(6.86)
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.32)	$(0.24)	$(0.20)	$(0.28)	$(0.30)
From net realized gain on investments	—		(0.50)	—	—	—	(0.22)
Total distributions declared to shareholders	$(0.07)		$(0.82)	$(0.24)	$(0.20)	$(0.28)	$(0.52)
Net asset value, end of period (x)	$24.23		$21.61	$18.79	$19.33	$17.47	$13.87
Total return (%) (r)(s)(x)	12.42	(n)	19.44	(1.56)	11.79	28.20	(32.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.52	0.53	0.54	0.55	0.55
Expenses after expense reductions (f)	0.48	(a)	0.52	0.53	0.54	0.55	0.55
Net investment income	1.37	(a)	1.47	1.21	1.32	1.38	1.59
Portfolio turnover	10	(n)	30	21	22	32	21
Net assets at end of period (000 omitted)	$120,323		$107,154	$84,603	$12,374	$3,266	$259

See Notes to Financial Statements

Financial Highlights – continued

Class R5	Six months ended 6/30/13		Year ended 12/31/12 (i)
	(unaudited)
Net asset value, beginning of period	$21.04		$19.21
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	2.45		2.38	(g)
Total from investment operations	$2.63		$2.55
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.22)
From net realized gain on investments	—		(0.50)
Total distributions declared to shareholders	$(0.07)		$(0.72)
Net asset value, end of period (x)	$23.60		$21.04
Total return (%) (r)(s)(x)	12.50	(n)	13.28	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.40	(a)	0.43	(a)
Expenses after expense reductions (f)	0.40	(a)	0.43	(a)
Net investment income	1.56	(a)	1.42	(a)
Portfolio turnover	10	(n)	30
Net assets at end of period (000 omitted)	$318		$113

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/13		Years ended 12/31
Class 529A			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$21.12		$18.38	$18.91	$17.11	$13.60	$20.82
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.17	$0.14	$0.16	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	2.46		3.26	(0.52)	1.78	3.57	(6.97)
Total from investment operations	$2.59		$3.50	$(0.35)	$1.92	$3.73	$(6.78)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.26)	$(0.18)	$(0.12)	$(0.22)	$(0.22)
From net realized gain on investments	—		(0.50)	—	—	—	(0.22)
Total distributions declared to shareholders	$(0.04)		$(0.76)	$(0.18)	$(0.12)	$(0.22)	$(0.44)
Net asset value, end of period (x)	$23.67		$21.12	$18.38	$18.91	$17.11	$13.60
Total return (%) (r)(s)(t)(x)	12.28	(n)	19.10	(1.87)	11.22	27.62	(32.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.87	0.88	1.00	1.03	1.03
Expenses after expense reductions (f)	0.73	(a)	0.82	0.85	1.00	1.03	1.03
Net investment income	1.12	(a)	1.17	0.87	0.78	1.08	1.08
Portfolio turnover	10	(n)	30	21	22	32	21
Net assets at end of period (000 omitted)	$4,046		$3,400	$2,585	$2,620	$2,301	$1,693

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/13		Years ended 12/31
Class 529B			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$20.29		$17.69	$18.20	$16.47	$13.11	$20.05
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.08	$0.02	$0.02	$0.06	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.37		3.14	(0.50)	1.72	3.43	(6.70)
Total from investment operations	$2.41		$3.22	$(0.48)	$1.74	$3.49	$(6.62)
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.03)	$(0.01)	$(0.13)	$(0.10)
From net realized gain on investments	—		(0.50)	—	—	—	(0.22)
Total distributions declared to shareholders	$—		$(0.62)	$(0.03)	$(0.01)	$(0.13)	$(0.32)
Net asset value, end of period (x)	$22.70		$20.29	$17.69	$18.20	$16.47	$13.11
Total return (%) (r)(s)(t)(x)	11.88	(n)	18.20	(2.64)	10.58	26.86	(33.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.62	1.63	1.65	1.68	1.69
Expenses after expense reductions (f)	1.52	(a)	1.57	1.60	1.65	1.68	1.69
Net investment income	0.33	(a)	0.41	0.12	0.12	0.43	0.44
Portfolio turnover	10	(n)	30	21	22	32	21
Net assets at end of period (000 omitted)	$308		$280	$255	$356	$364	$298

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/13		Years ended 12/31
Class 529C			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$20.07		$17.51	$18.04	$16.33	$13.00	$19.88
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.08	$0.02	$0.02	$0.06	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	2.36		3.10	(0.49)	1.72	3.40	(6.63)
Total from investment operations	$2.39		$3.18	$(0.47)	$1.74	$3.46	$(6.56)
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.06)	$(0.03)	$(0.13)	$(0.10)
From net realized gain on investments	—		(0.50)	—	—	—	(0.22)
Total distributions declared to shareholders	$—		$(0.62)	$(0.06)	$(0.03)	$(0.13)	$(0.32)
Net asset value, end of period (x)	$22.46		$20.07	$17.51	$18.04	$16.33	$13.00
Total return (%) (r)(s)(t)(x)	11.91	(n)	18.19	(2.65)	10.65	26.81	(33.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.62	1.63	1.65	1.68	1.69
Expenses after expense reductions (f)	1.53	(a)	1.57	1.60	1.65	1.68	1.69
Net investment income	0.32	(a)	0.42	0.13	0.15	0.42	0.43
Portfolio turnover	10	(n)	30	21	22	32	21
Net assets at end of period (000 omitted)	$2,660		$2,345	$1,899	$1,712	$1,375	$1,034

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring administrative proceeding concerning market timing, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B and Class 529C total returns for the year ended December 31, 2010 would have been lower by 0.21%. Excluding the effect of the proceeds received from a non-recurring administrative proceeding concerning market timing, the Class A, Class B, Class C , Class I, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B and Class 529C total returns for the year ended December 31, 2011 would have been lower by 0.11%.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

Massachusetts Investors Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party

Notes to Financial Statements (unaudited) – continued

pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,184,776,144	$—	$—	$5,184,776,144
France	114,765,380	54,105,154	—	168,870,534
Canada	118,023,742	—	—	118,023,742
United Kingdom	—	101,600,124	—	101,600,124
Germany	—	78,257,036	—	78,257,036
Netherlands	—	30,492,459	—	30,492,459
Mutual Funds	97,516,343	—	—	97,516,343
Total Investments	$5,515,081,609	$264,454,773	$—	$5,779,536,382

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $84,408,702 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The

Notes to Financial Statements (unaudited) – continued

market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities.

A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code,

Notes to Financial Statements (unaudited) – continued

and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$44,453,324
Long-term capital gains	88,000,665
Total distributions	$132,453,989

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$4,538,256,283
Gross appreciation	1,274,439,643
Gross depreciation	(33,159,544)
Net unrealized appreciation (depreciation)	$1,241,280,099

As of 12/31/12
Undistributed ordinary income	292,532
Post-October capital loss deferral	(888,244)
Other temporary differences	129,436
Net unrealized appreciation (depreciation)	795,339,895

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager

Notes to Financial Statements (unaudited) – continued

fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12 (i)	Six months ended 6/30/13	Year ended 12/31/12 (i)
Class A	$5,415,832	$31,390,420	$—	$58,310,124
Class B	—	461,114	—	2,148,707
Class C	—	1,157,936	—	4,953,029
Class I	5,860,485	4,644,350	—	9,387,786
Class R1	—	20,471	—	189,268
Class R2	228,509	1,538,244	—	3,571,782
Class R3	625,363	3,656,882	—	6,881,982
Class R4	325,909	1,526,944	—	2,412,060
Class R5	967	1,158	—	2,628
Class 529A	7,465	40,656	—	79,218
Class 529B	—	1,571	—	6,823
Class 529C	—	13,578	—	57,258
Total	$12,464,530	$44,453,324	$—	$88,000,665

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $280,049 and $1,358 for the six months ended June 30, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.23%	$3,393,792
Class B	0.75%	0.25%	1.00%	1.00%	466,352
Class C	0.75%	0.25%	1.00%	1.00%	1,138,110
Class R1	0.75%	0.25%	1.00%	1.00%	42,100
Class R2	0.25%	0.25%	0.50%	0.50%	419,484
Class R3	—	0.25%	0.25%	0.25%	398,895
Class 529A	—	0.25%	0.25%	0.20%	4,793
Class 529B	0.75%	0.25%	1.00%	0.99%	1,525
Class 529C	0.75%	0.25%	1.00%	1.00%	12,854
Total Distribution and Service Fees					$5,877,905

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30, 2013 based on each class’s average daily net assets. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to those accounts (excluding accounts representing seed capital) that do not designate a broker dealer of record or purchase shares directly through MFD. For six months ended June 30, 2013, this rebate amounted to $273,389, $717, $1,050, $881, $17, and $12 for Class A, Class B, Class C, Class 529A, Class 529B and Class 529C, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended June 30, 2013, were as follows:

Amount
Class A	$337
Class B	58,048
Class C	2,620
Class 529C	34

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on April 30, 2014, unless MFD elects to extend the waiver. For the six months ended

Notes to Financial Statements (unaudited) – continued

June 30, 2013, this waiver amounted to $1,677 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended June 30, 2013, were as follows:

	Fee	Waiver
Class 529A	$1,917	$959
Class 529B	152	76
Class 529C	1,284	642
Total Program Manager Fees and Waivers	$3,353	$1,677

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended June 30, 2013, the fee was $785,300, which equated to 0.0327% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended June 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,064,358.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0105% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who

Notes to Financial Statements (unaudited) – continued

continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,862 and the Retirement Deferral plan resulted in an expense of $10,116. Both amounts are included in independent Trustees’ compensation for the six months ended June 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $99,781 at June 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $47,161 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $16,875 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $8,826, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 5,206 shares of Class R5 for an aggregate amount of $100,000.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $1,926,671,897 and $487,859,773, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,944,066	$116,409,432	7,450,600	$155,810,231
Class B	238,993	5,496,787	472,774	9,574,110
Class C	779,396	17,688,072	903,971	18,308,140
Class I	74,010,801	1,708,698,468	15,123,980	304,554,252
Class R1	37,103	832,714	178,112	3,503,160
Class R2	1,067,230	24,093,621	2,302,719	46,153,480
Class R3	2,108,525	49,256,070	3,679,790	74,795,232
Class R4	412,776	9,721,791	859,438	17,940,870
Class R5	8,137	184,501	5,206	100,000
Class 529A	15,901	362,995	36,253	729,088
Class 529B	1,115	24,203	2,312	45,774
Class 529C	5,669	123,588	16,684	322,399
	83,629,712	$1,932,892,242	31,031,839	$631,836,736

Shares issued to shareholders in reinvestment of distributions
Class A	176,702	$4,327,309	3,413,989	$73,137,965
Class B	—	—	117,100	2,469,702
Class C	—	—	238,965	4,974,827
Class I	240,238	5,760,918	611,355	12,934,955
Class R1	—	—	10,055	209,739
Class R2	9,408	222,505	240,590	4,988,709
Class R3	25,525	621,012	492,112	10,476,235
Class R4	13,072	322,095	180,858	3,892,920
Class R5	40	967	178	3,785
Class 529A	310	7,465	5,687	119,844
Class 529B	—	—	412	8,394
Class 529C	—	—	3,516	70,836
	465,295	$11,262,271	5,314,817	$113,287,911

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/13		Year ended 12/31/12 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,193,252)	$(168,781,756)	(17,575,668)	$(367,295,934)
Class B	(640,100)	(14,694,860)	(1,578,901)	(32,041,679)
Class C	(599,988)	(13,576,859)	(1,598,034)	(32,156,333)
Class I	(7,170,535)	(164,352,568)	(2,069,960)	(42,810,127)
Class R1	(58,300)	(1,316,948)	(847,973)	(16,304,756)
Class R2	(589,623)	(13,319,226)	(2,249,231)	(44,986,813)
Class R3	(2,663,657)	(62,457,535)	(2,451,419)	(50,558,779)
Class R4	(420,033)	(9,898,532)	(584,518)	(12,209,079)
Class R5	(95)	(2,289)	—	—
Class 529A	(6,337)	(145,871)	(21,562)	(443,873)
Class 529B	(1,342)	(29,832)	(3,324)	(65,955)
Class 529C	(4,058)	(89,904)	(11,792)	(228,131)
	(19,347,320)	$(448,666,180)	(28,992,382)	$(599,101,459)

Net change
Class A	(2,072,484)	$(48,045,015)	(6,711,079)	$(138,347,738)
Class B	(401,107)	(9,198,073)	(989,027)	(19,997,867)
Class C	179,408	4,111,213	(455,098)	(8,873,366)
Class I	67,080,504	1,550,106,818	13,665,375	274,679,080
Class R1	(21,197)	(484,234)	(659,806)	(12,591,857)
Class R2	487,015	10,996,900	294,078	6,155,376
Class R3	(529,607)	(12,580,453)	1,720,483	34,712,688
Class R4	5,815	145,354	455,778	9,624,711
Class R5	8,082	183,179	5,384	103,785
Class 529A	9,874	224,589	20,378	405,059
Class 529B	(227)	(5,629)	(600)	(11,787)
Class 529C	1,611	33,684	8,408	165,104
	64,747,687	$1,495,488,333	7,354,274	$146,023,188

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an

Notes to Financial Statements (unaudited) – continued

agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $10,725 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,165,814	1,298,568,564	(1,240,218,035)	97,516,343

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$43,878	$97,516,343

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2013

*	Print name and title of each signing officer under his or her signature.